INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Taxes Tables
Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2016:	Balance	Rate	Tax
Federal loss carryforward	$480,244	34%	$163,283
Valuation allowance			(163,283)
Deferred tax asset			$-

Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2014:	Balance	Rate	Tax
Federal loss carryforward	$620,078	34%	$210,827
Valuation allowance			(210,827)
Deferred tax asset			$-

Expected tax liability
	2016	2015
Expected (Benefit) – Federal rate 34%	$(9,432)	$56,976

Effect of:
Valuation allowance	9,432	(56,976)
Total Actual Provision	$-	$-

	2015	2014
Expected (Benefit) – Federal rate 34%	$56,976	$(30,145)

Effect of:
Valuation allowance	(56,976)	30,145
Total Actual Provision